UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                    ---------------------

                              Phoenix Equity Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Matthew A. Swendiman
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102

                              John R. Flores, Esq.
                  Vice President, Litigation/Employment Counsel
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                     Date of fiscal year end: June 30, 2005
                                             --------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX EQUITY TRUST
GLOSSARY

ADR
American Depository Receipt

GDR
Global Depository Receipt

Phoenix-Aberdeen Worldwide Opportunities Fund


                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES        VALUE ($)
                                                   ----------    ------------
DOMESTIC COMMON STOCKS--38.9%

UNITED STATES--38.9%
Anadarko Petroleum Corp. (Oil & Gas
  Exploration & Production)                             5,800    $    384,888
ARAMARK Corp. Class B (Diversified Commercial
  Services)                                            21,900         528,666
Avnet, Inc. (Technology Distributors)(b)               21,800         373,216
Avocent Corp. (Communications Equipment)(b)            14,200         369,626
Bank of America Corp. (Diversified Banks)              24,400       1,057,252
Brunswick Corp. (Leisure Products)                     12,500         572,000
Caesars Entertainment, Inc. (Casinos & Gaming)(b)      38,200         637,940
CenturyTel, Inc. (Integrated Telecommunication
  Services)                                             7,000         239,680
Cisco Systems, Inc. (Communications Equipment)(b)      30,900         559,290
Citigroup, Inc. (Other Diversified Financial
  Services)                                            10,300         454,436
Clorox Co. (The) (Household Products)                  10,200         543,660
Constellation Energy Group, Inc.
  (Multi-Utilities & Unregulated Power)                11,100         442,224
CVS Corp. (Drug Retail)                                19,500         821,535
Deere & Co. (Construction, Farm Machinery &
  Heavy Trucks)                                         7,000         451,850
Dell, Inc. (Computer Hardware)(b)                      15,700         558,920
DENTSPLY International, Inc. (Health Care
  Equipment)                                           15,100         784,294
Du Pont (E.I.) de Nemours & Co. (Diversified
  Chemicals)                                           12,400         530,720
EMC Corp. (Computer Storage & Peripherals)(b)          42,600         491,604
Entergy Corp. (Electric Utilities)                      7,200         436,392
Exxon Mobil Corp. (Integrated Oil & Gas)               21,700       1,048,761
FedEx Corp. (Air Freight & Couriers)                    5,800         497,002
Fiserv, Inc. (Data Processing & Outsourced
  Services)(b)                                         35,600       1,241,016
Fisher Scientific International, Inc. (Health
  Care Equipment)(b)                                   11,700         682,461
General Electric Capital Corp. (Industrial
  Conglomerates)                                       63,800       2,142,404
Harte-Hanks, Inc. (Advertising)                        24,000         600,240

                                                     SHARES        VALUE ($)
                                                   ----------    ------------
DOMESTIC COMMON STOCKS (continued)

UNITED STATES (CONTINUED)
Heinz (H.J.) Co. (Packaged Foods & Meats)              12,600    $    453,852
Hewitt Associates, Inc. Class A (Data Processing
  & Outsourced Services)(b)                             9,600         254,016
Intuit, Inc. (Application Software)(b)                 10,300         467,620
J.P. Morgan Chase & Co. (Other Diversified
  Financial Services)                                  30,200       1,199,846
Jacobs Engineering Group, Inc. (Construction &
  Engineering)(b)                                      11,600         444,164
Johnson & Johnson (Pharmaceuticals)                    14,600         822,418
Kellogg Co. (Packaged Foods & Meats)                   13,800         588,708
Manor Care, Inc. (Health Care Facilities)              22,100         662,116
Manpower, Inc. (Employment Services)                   10,000         444,900
Marriott International, Inc. Class A (Hotels,
  Resorts & Cruise Lines)                              20,200       1,049,592
Mellon Financial Corp. (Asset Management &
  Custody Banks)                                       32,700         905,463
Merrill Lynch & Co., Inc. (Investment Banking
  & Brokerage)                                         11,100         551,892
Microsoft Corp. (Systems Software)                     65,400       1,808,310
Morgan Stanley (Investment Banking & Brokerage)        24,900       1,227,570
NIKE, Inc. Class B (Footwear)                           4,700         370,360
Norfolk Southern Corp. (Railroads)                     35,400       1,052,796
Patterson-UTI Energy, Inc. (Oil & Gas Drilling)        17,400         331,818
Pfizer, Inc. (Pharmaceuticals)                         53,800       1,646,280
Procter & Gamble Co. (The) (Household Products)        15,200         822,624
Robert Half International, Inc. (Employment
  Services)                                            11,800         304,086
Ryder System, Inc. (Air Freight & Couriers)            20,400         959,616
SBC Communications, Inc. (Integrated
  Telecommunication Services)                          33,900         879,705
Time Warner, Inc. (Movies & Entertainment)(b)          91,300       1,473,582
U.S. Bancorp (Diversified Banks)                       11,200         323,680
Union Pacific Corp. (Railroads)                         6,200         363,320
United Technologies Corp. (Aerospace & Defense)         9,400         877,772

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                     SHARES        VALUE ($)
                                                   ----------    ------------
DOMESTIC COMMON STOCKS (continued)

UNITED STATES (CONTINUED)
Verizon Communications, Inc. (Integrated
  Telecommunication Services)                          25,900    $  1,019,942
Wachovia Corp. (Diversified Banks)                     18,900         887,355
Walt Disney Co. (The) (Movies & Entertainment)         36,300         818,565
Wells Fargo & Co. (Diversified Banks)                  21,200       1,264,156
Willis Group Holdings Ltd. (Insurance Brokers)          6,900         258,060
Wyeth (Pharmaceuticals)                                17,900         669,460
Yellow Roadway Corp. (Trucking)(b)                     14,700         689,283
Yum! Brands, Inc. (Restaurants)                         9,100         370,006
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,086,138)                                      42,713,010
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--58.8%

BRAZIL--3.8%
Petroleo Brasileiro SA ADR (Integrated Oil & Gas)      87,000       2,777,040
Unibanco-Uniao de Bancos Brasileiros SA GDR
  (Diversified Banks)                                  57,600       1,395,648
                                                                 ------------
                                                                    4,172,688
                                                                 ------------
FRANCE--4.8%
PSA Peugeot Citroen SA (Automobile Manufacturers)      21,000       1,293,672
Schneider Electric SA (Industrial Machinery)           10,000         646,463
Total SA (Integrated Oil & Gas)                         7,525       1,532,758
Valeo SA (Auto Parts & Equipment)                      48,300       1,768,471
                                                                 ------------
                                                                    5,241,364
                                                                 ------------
GERMANY--2.9%
Commerzbank AG (Diversified Banks)(b)                  37,000         687,934
E.ON AG (Electric Utilities)                           13,000         956,654
Metro AG (Department Stores)                           35,700       1,587,356
                                                                 ------------
                                                                    3,231,944
                                                                 ------------
HONG KONG--3.2%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                           404,000       1,227,845
Giordano International Ltd. (Apparel Retail)        1,400,000         771,988
Swire Pacific Ltd. Class B (Multi-Sector Holdings)  1,250,000       1,506,787
                                                                 ------------
                                                                    3,506,620
                                                                 ------------

                                                     SHARES        VALUE ($)
                                                   ----------    ------------
FOREIGN COMMON STOCKS (continued)

INDIA--1.6%
ICICI Bank Ltd. ADR (Diversified Banks)               125,000    $  1,725,000

IRELAND--0.6%
Allied Irish Banks plc (Diversified Banks)             40,500         674,539

ITALY--3.4%
ENI SpA (Integrated Oil & Gas)                         87,166       1,953,021
Riunione Adriatica di Sicurta SpA (Property &
  Casualty Insurance)                                  94,000       1,806,098
                                                                 ------------
                                                                    3,759,119
                                                                 ------------
JAPAN--16.8%
Alpine Electronics, Inc. (Household Appliances)        67,600         865,432
Canon, Inc. (Office Electronics)                       38,000       1,785,964
Daito Trust Construction Co. Ltd. (Homebuilding)       30,000       1,213,991
Honda Motor Co. Ltd. (Automobile Manufacturers)        24,500       1,187,043
Kao Corp. (Household Products)                         65,000       1,436,057
Kyocera Corp. (Office Electronics)                     11,500         808,647
Mitsubishi Tokyo Financial Group, Inc.
  (Diversified Banks)                                     109         908,869
Nikko Cordial Corp. (Investment Banking &
  Brokerage)                                          186,000         754,362
Nippon Television Network Corp. (Broadcasting &
  Cable TV)                                             5,800         876,723
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                               935       1,586,399
ORIX Corp. (Consumer Finance)                          12,200       1,250,828
Seino Transportation Co. Ltd. (Trucking)              171,000       1,528,240
Takeda Chemical Industries Ltd. (Pharmaceuticals)      49,000       2,222,928
Toyota Motor Corp. (Automobile Manufacturers)          37,000       1,416,685
Yamanouchi Pharmaceutical Co. Ltd. (Health Care
  Supplies)                                            19,000         613,710
                                                                 ------------
                                                                   18,455,878
                                                                 ------------
LUXEMBOURG--1.3%
Arcelor (Steel)                                        76,224       1,408,698

MEXICO--1.4%
Telefonos de Mexico SA de CV ADR Series L
  (Integrated Telecommunication Services)              49,000       1,581,230

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                     SHARES        VALUE ($)
                                                   ----------    ------------
FOREIGN COMMON STOCKS (continued)

NETHERLANDS--2.5%
ING Groep CVA NV (Other Diversified Financial
  Services)                                            57,000    $  1,438,539
Koninklijke (Royal) KPN NV (Integrated
  Telecommunication Services)                         171,000       1,280,668
                                                                 ------------
                                                                    2,719,207
                                                                 ------------
SINGAPORE--2.0%
Flextronics International Ltd. (Electronic
  Manufacturing Services)(b)                           15,100         200,075
Oversea-Chinese Banking Corp. Ltd. (Diversified
  Banks)                                              245,000       2,037,301
                                                                 ------------
                                                                    2,237,376
                                                                 ------------
SPAIN--1.4%
Altadis SA (Tobacco)                                   44,000       1,497,361

SWEDEN--2.0%
Nordea Bank AB (Diversified Banks)                    116,000         948,051
Svenska Handelsbanken Class A (Diversified Banks)      58,500       1,225,413
                                                                 ------------
                                                                    2,173,464
                                                                 ------------
SWITZERLAND--2.6%
Novartis AG Registered Shares (Pharmaceuticals)        35,100       1,635,957
Zurich Financial Services AG (Property & Casualty
  Insurance)(b)                                         8,600       1,225,915
                                                                 ------------
                                                                    2,861,872
                                                                 ------------
UNITED KINGDOM--8.1%
Britannic Group plc (Property & Casualty
  Insurance)                                          115,000         828,237
British American Tobacco plc (Tobacco)                 60,000         869,676
BT Group plc (Integrated Telecommunication
  Services)                                           183,500         596,868
Cadbury Schweppes plc (Packaged Foods & Meats)(b)     162,000       1,245,883
Centrica plc (Gas Utilities)                          279,000       1,267,218
Emap plc (Publishing & Printing)                       93,000       1,267,218


                                                     SHARES        VALUE ($)
                                                   ----------    ------------
FOREIGN COMMON STOCKS (continued)

UNITED KINGDOM (CONTINUED)
Marks & Spencer Group plc (Department Stores)          97,000    $    602,059
Schroders plc (Asset Management & Custody Banks)       60,500         678,219
Weir Group plc (The) (Industrial Machinery)           182,500         930,465
Wood Group (John) plc (Oil & Gas Equipment &
  Services)                                           253,000         632,935
                                                                 ------------
                                                                    8,918,778
                                                                 ------------
UNITED STATES--0.4%
ACE Ltd. (Property & Casualty Insurance)               11,700         468,702
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $56,601,596)                                      64,633,840
--------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--1.4%

SOUTH KOREA--1.4%
Samsung Electronics Co. Ltd. Pfd.
  (Semiconductors)                                      6,000       1,570,994
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $336,950)                                          1,570,994
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $97,024,684)                                     108,917,844(a)

Other assets and liabilities, net--0.9%                               967,130
                                                                 ------------
NET ASSETS--100.0%                                               $109,884,974
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 15,247,766 and gross depreciation of $ 3,871,417 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $97,541,495.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.

                      See Notes to Schedule of Investments

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Advertising                                   0.5%
Aerospace & Defense                           0.8
Air Freight & Couriers                        1.3
Apparel Retail                                0.7
Application Software                          0.4
Asset Management & Custody Banks              1.5
Auto Parts & Equipment                        1.6
Automobile Manufacturers                      3.6
Broadcasting & Cable TV                       0.8
Casinos & Gaming                              0.6
Communications Equipment                      0.9
Computer Hardware                             0.5
Computer Storage & Peripherals                0.5
Construction & Engineering                    0.4
Construction, Farm Machinery & Heavy Trucks   0.4
Consumer Finance                              1.1
Data Processing & Outsourced Services         1.4
Department Stores                             2.0
Diversified Banks                            12.1
Diversified Chemicals                         0.5
Diversified Commercial Services               0.5
Drug Retail                                   0.8
Electric Utilities                            1.3
Electronic Manufacturing Services             0.2
Employment Services                           0.7
Footwear                                      0.3
Gas Utilities                                 1.2
Health Care Equipment                         1.3
Health Care Facilities                        0.6
Health Care Supplies                          0.6
Homebuilding                                  1.1
Hotels, Resorts & Cruise Lines                1.0
Household Appliances                          0.8
Household Products                            2.6
Industrial Conglomerates                      2.0
Industrial Machinery                          1.4
Insurance Brokers                             0.2
Integrated Oil & Gas                          6.7
Integrated Telecommunication Services         5.1
Investment Banking & Brokerage                2.3
Leisure Products                              0.5
Movies & Entertainment                        2.1
Multi-Sector Holdings                         1.4
Multi-Utilities & Unregulated Power           0.4
Office Electronics                            2.4
Oil & Gas Drilling                            0.3
Oil & Gas Equipment & Services                0.6
Oil & Gas Exploration & Production            0.4
Other Diversified Financial Services          2.8
Packaged Foods & Meats                        2.1
Pharmaceuticals                               6.4
Property & Casualty Insurance                 4.0
Publishing & Printing                         1.2
Railroads                                     1.3
Restaurants                                   0.3
Semiconductors                                1.4
Steel                                         1.3
Systems Software                              1.7
Technology Distributors                       0.3
Tobacco                                       2.2
Trucking                                      2.0
Wireless Telecommunication Services           2.6
                                            -----
                                            100.0%
                                            =====

PHOENIX EQUITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Phoenix Equity Trust
--------------------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.